Segment and geographic information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue and Assets
Revenue	$ 167,610	$ 53,665
Property, plant, and equipment, net	1,549,626	284,018	1,388,254	271,830
United States
Revenue and Assets
Revenue	104,325	53,665
Property, plant, and equipment, net	972,213	284,018	816,744	271,830
Canada
Revenue and Assets
Revenue	63,285
Property, plant, and equipment, net	$ 577,413		$ 571,510